Taxes - Schedule of Taxes Payable (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 608,316		$ 809,389
Value added tax payable			306,183
Other taxes payable			8,001
Total taxes payable	$ 608,316	$ 1,123,573	$ 1,123,573